FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12-31-2010
Check here if Amendment [ ]; Amendment Number: ______ This
Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 28-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

02/08/11

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
28-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 65
Form 13F Information Table Value
Total: 195298(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     COM              464287457     7420    88349 SH       Sole                    32180             56169
ISHARES TR                     COM              464287242     1515    13970 SH       Sole                     4090              9880
WISDOMTREE TR                  COM              97717X867     3775    72571 SH       Sole                    22221             50350
ISHARES TR                     COM              464288646     5983    57375 SH       Sole                    21175             36200
SPDR SERIES TRUST              COM              78464A516      532     9100 SH       Sole                                       9100
ISHARES TR                     COM              464288679      849     7700 SH       Sole                     7700
ISHARES TR                     COM              464288638     1328    12630 SH       Sole                     2640              9990
POWERSHS DB MULTI SECT COMM    COM              73936B705      449    18360 SH       Sole                    18360
POWERSHARES DB CMDTY IDX TRA   COM              73935s105     1953    70885 SH       Sole                    24025             46860
UNITED STS COMMODITY INDEX F   COM              911717106     1842    28557 SH       Sole                     6147             22410
Apple Inc                      COM              037833100     1039     3220 SH       Sole                     3220
Bank of America Corp           COM              060505104      254    19070 SH       Sole                    19070
Citigroup Inc                  COM              172967101     1062   224500 SH       Sole                   214500             10000
D R Horton Inc                 COM              23331a109       12      990 SH       Sole                      990
Exxon Mobil Corp               COM              30231G102      236     3225 SH       Sole                     3225
Freeport-McMoran Copper & Gold COM              35671D857      447     3720 SH       Sole                     3720
Frontier Communications Corp   COM              35906A108        2      247 SH       Sole                      247
Goldman Sachs Group Inc        COM              38141G104      397     2360 SH       Sole                     2360
Hovnanian Enterprises Inc      COM              442487203       72    17700 SH       Sole                    17700
ITT Educational Services       COM              45068B109      217     3400 SH       Sole                     3400
KB Home                        COM              48666k109       71     5255 SH       Sole                     5255
PULTE GROUP INC                COM              745867101       22     2935 SH       Sole                     2935
ISHARES TR                     COM              464287200     2100    16635 SH       Sole                      860             15775
SPDR S&P 500 ETF TR            COM              78462F103    48369   384645 SH       Sole                   378885              5760
Schlumberger Ltd               COM              806857108      363     4350 SH       Sole                     4350
Verizon Communications Inc     COM              92343V104       37     1030 SH       Sole                     1030
Weatherford International Ltd  COM              H27013103      421    18455 SH       Sole                    18455
ISHARES INC                    COM              464286103      772    30345 SH       Sole                    30345
ISHARES INC                    COM              464286202      884    39590 SH       Sole                    39590
Brasil Telecom SA              COM              10553M101        1       27 SH       Sole                       27
Brasil Telecom SA              COM              10553M200        0       15 SH       Sole                       15
ISHARES INC                    COM              464286400       50      650 SH       Sole                      650
ISHARES INC                    COM              464286509     2574    83040 SH       Sole                    83040
ISHARES INC                    COM              464287184     3285    76245 SH       Sole                    76245
CLAYMORE EXCHANGE TRD FD TR    COM              18383Q853        9      305 SH       Sole                      305
ISHARES INC                    COM              464286707      662    27070 SH       Sole                    27070
ISHARES INC                    COM              464286806     3133   130875 SH       Sole                   130875
ISHARES INC                    COM              464286871       50     2620 SH       Sole                     2620
ISHARES INC                    COM              464286848     6964   638307 SH       Sole                   638307
ISHARES INC                    COM              464286582       11      245 SH       Sole                      245
ISHARES INC                    COM              464286772    16278   266025 SH       Sole                   242295             23730
INDEXIQ ETF TR                 COM              45409B768       27      935 SH       Sole                      935
ISHARES TR                     COM              464287234       57     1200 SH       Sole                     1200
ISHARES INC                    COM              464286830      620    43090 SH       Sole                    43090
MARKET VECTORS ETF TR          COM              57060U506    14748   389025 SH       Sole                   353325             35700
ISHARES INC                    COM              464286780     1571    21030 SH       Sole                    21030
ISHARES INC                    COM              464286764       34      920 SH       Sole                      920
ISHARES INC                    COM              464286756     1382    44250 SH       Sole                    44250
ISHARES INC                    COM              464286749      737    29400 SH       Sole                    29400
ISHARES INC                    COM              464286731     2810   179870 SH       Sole                   179870
INDEXIQ ETF TR                 COM              45409B750       24      790 SH       Sole                      790
ISHARES INC                    COM              464286624     9883   152960 SH       Sole                   138235             14725
ISHARES INC                    COM              464286715    10324   155925 SH       Sole                   141345             14580
UBS AG                         COM              h89231338      224    13600 SH       Sole                    13600
ISHARES INC                    COM              464286699     7665   441258 SH       Sole                   441258
ISHARES TR                     COM              464288257    10620   226885 SH       Sole                     9835            217050
WISDOMTREE TRUST               COM              97717W133      308    13640 SH       Sole                    13640
ISHARES DIVERSIFIED ALTR TR    COM              464294107     2656    52549 SH       Sole                     5255             47294
GABELLI GLOBAL DEAL FD         COM              36245G103     2033   152073 SH       Sole                    46706            105367
INDEXIQ ETF TR                 COM              45409B107     2906   106020 SH       Sole                    12450             93570
PROSHARES TR                   COM              74347R297     1380    37247 SH       Sole                    11720             25527
ISHARES TR                     COM              464287341     4168   106710 SH       Sole                    15710             91000
CLAYMORE EXCHANGE-TRADED FD    COM              18383M209     2136    65435 SH       Sole                     9115             56320
JPMORGAN CHASE & CO            COM              46625H365     2122    58365 SH       Sole                     8595             49770
BARCLAYS BK PLC                COM              06740C519     1426    21680 SH       Sole                      660             21020